Pioneer Variable Contracts Trust
Pioneer Fund

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 0.8%
11,604	RTX Corp.	$ 1,131,738
	Total Aerospace & Defense	$1,131,738
	Banks — 9.9%
148,797	Citizens Financial Group, Inc.	$ 5,399,843
132,582	Truist Financial Corp.	5,168,046
81,271	US Bancorp	3,632,814
	Total Banks	$14,200,703
	Biotechnology — 5.5%
3,668(a)	Regeneron Pharmaceuticals, Inc.	$ 3,530,413
10,486(a)	Vertex Pharmaceuticals, Inc.	4,383,253
	Total Biotechnology	$7,913,666
	Broadline Retail — 4.0%
31,976(a)	Amazon.com, Inc.	$ 5,767,831
	Total Broadline Retail	$5,767,831
	Capital Markets — 4.0%
13,075	CME Group, Inc.	$ 2,814,917
6,846	Goldman Sachs Group, Inc.	2,859,505
	Total Capital Markets	$5,674,422
	Chemicals — 0.4%
2,568	Air Products and Chemicals, Inc.	$ 622,149
	Total Chemicals	$622,149
	Commercial Services & Supplies — 1.2%
18,810	Veralto Corp.	$ 1,667,695
	Total Commercial Services & Supplies	$1,667,695
	Communications Equipment — 2.0%
9,737(a)	Arista Networks, Inc.	$ 2,823,536
	Total Communications Equipment	$2,823,536
	Construction Materials — 6.3%
12,594	Martin Marietta Materials, Inc.	$ 7,731,961
4,597	Vulcan Materials Co.	1,254,613
	Total Construction Materials	$8,986,574
	Consumer Staples Distribution & Retail — 3.8%
51,878(a)	BJ's Wholesale Club Holdings, Inc.	$ 3,924,571
2,145	Costco Wholesale Corp.	1,571,491
	Total Consumer Staples Distribution & Retail	$5,496,062
	Electrical Equipment — 1.5%
29,399	ABB, Ltd. (A.D.R.)	$ 1,362,938
2,752	Rockwell Automation, Inc.	801,740
	Total Electrical Equipment	$2,164,678
	Entertainment — 2.9%
18,527	Electronic Arts, Inc.	$ 2,457,977
16,758(a)	Live Nation Entertainment, Inc.	1,772,494
	Total Entertainment	$4,230,471

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Financial Services — 2.5%
12,719	Visa, Inc., Class A	$ 3,549,619
	Total Financial Services	$3,549,619
	Ground Transportation — 0.9%
16,568(a)	Uber Technologies, Inc.	$ 1,275,570
	Total Ground Transportation	$1,275,570
	Hotels, Restaurants & Leisure — 1.7%
39,594(a)	Planet Fitness, Inc., Class A	$ 2,479,772
	Total Hotels, Restaurants & Leisure	$2,479,772
	Interactive Media & Services — 5.2%
49,908(a)	Alphabet, Inc., Class A	$ 7,532,614
	Total Interactive Media & Services	$7,532,614
	IT Services — 4.6%
6,455	Accenture Plc, Class A	$ 2,237,368
13,333(a)	Akamai Technologies, Inc.	1,450,097
15,320	International Business Machines Corp.	2,925,507
	Total IT Services	$6,612,972
	Life Sciences Tools & Services — 1.3%
7,611	Danaher Corp.	$ 1,900,619
	Total Life Sciences Tools & Services	$1,900,619
	Machinery — 3.0%
11,606	Caterpillar, Inc.	$ 4,252,787
	Total Machinery	$4,252,787
	Metals & Mining — 6.8%
116,893	Freeport-McMoRan, Inc.	$ 5,496,309
92,351	Teck Resources, Ltd., Class B	4,227,829
	Total Metals & Mining	$9,724,138
	Oil, Gas & Consumable Fuels — 4.0%
36,591	Chevron Corp.	$ 5,771,864
	Total Oil, Gas & Consumable Fuels	$5,771,864
	Pharmaceuticals — 2.7%
1,854	Eli Lilly & Co.	$ 1,442,338
19,451	Novo Nordisk AS (A.D.R.)	2,497,508
	Total Pharmaceuticals	$3,939,846
	Semiconductors & Semiconductor Equipment — 10.4%
11,168(a)	Advanced Micro Devices, Inc.	$ 2,015,712
4,145	KLA Corp.	2,895,573
1,920	Lam Research Corp.	1,865,414
8,968	NVIDIA Corp.	8,103,126
	Total Semiconductors & Semiconductor Equipment	$14,879,825
	Software — 7.0%
22,560	Microsoft Corp.	$ 9,491,443
1,833(a)	Palo Alto Networks, Inc.	520,811
	Total Software	$10,012,254

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Shares		Value
	Specialty Retail — 1.9%
7,100	Home Depot, Inc.	$ 2,723,560
	Total Specialty Retail	$2,723,560
	Technology Hardware, Storage & Peripherals — 4.4%
36,602	Apple, Inc.	$ 6,276,511
	Total Technology Hardware, Storage & Peripherals	$6,276,511
	Textiles, Apparel & Luxury Goods — 0.7%
5,931	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 1,073,689
	Total Textiles, Apparel & Luxury Goods	$1,073,689
	Total Common Stocks (Cost $87,841,300)	$142,685,165

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
905,244(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 905,244
		$905,244
	TOTAL SHORT TERM INVESTMENTS (Cost $905,244)	$905,244
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $88,746,544)	$143,590,409
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(54,353)
	net assets — 100.0%	$143,536,056

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$142,685,165	$—	$—	$142,685,165
Open-End Fund	905,244	—	—	905,244
Total Investments in Securities	$143,590,409	$—	$—	$143,590,409
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
3